Prepayment and other current assets	12 Months Ended
Dec. 31, 2021
Prepayment and other current assets
Prepayment and other current assets

6. Prepayment and other current assets

	As of December 31,
	2020	2021	2021
			US$
	RMB	RMB	Note 2(e)
Advance to suppliers	11,788	100,878	15,830
Prepaid rental and deposits	49,755	73,639	11,555
Prepaid operational expenses	23,363	20,181	3,167
Loan/advances to employees(2)	15,697	—	—
Deductible VAT-input	35,426	18,956	2,975
Prepaid advertisement(1)	42,547	—	—
Others	14,248	61,241	9,610
	192,824	274,895	43,137
(1)	The balance represents unconsumed advertising resources provided by Tencent Holdings Limited (“Tencent”) in exchange of preferred shares issued by the Company (Note 17)
(2)	Loan/advance to employees included the outstanding receivable balance under the loan agreements entered into between Beijing Missfresh and certain employees.